IMPAIRMENT OF ASSETS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	$ 65,751	$ 65,851	$ 69,922
Arauco Canada Ltd. (Flakeboard Company Ltd) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	40,765	40,661
Arauco do Brasil S.A. (Pien mill) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	22,378	23,278
Arauco North America, Inc. (Prime-Line, Inc.) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	732	0
Arauco Argentina S.A. (Forestal Nuestra Senora del Carmen S.A.) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	1,191	1,227
Forestal Arauco S.A. (Forestal Los Lagos S.A.) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	$ 685	$ 685